Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 382	$ 364
NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	147	152
NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	148	128
NAV | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19	20
Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		0	$ 17
Assets measured at fair value on a recurring basis | Domestic
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5,040	5,496
Assets measured at fair value on a recurring basis | Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,421	2,678
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,514	1,815
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	160	243
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	630	452
Assets measured at fair value on a recurring basis | Domestic | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	5
Assets measured at fair value on a recurring basis | Domestic | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	114	163
Assets measured at fair value on a recurring basis | Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,459	2,646
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	435	193
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	934	1,389
Assets measured at fair value on a recurring basis | Domestic | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	44	48
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5	6
Assets measured at fair value on a recurring basis | Domestic | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	972	910
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	69	100
Assets measured at fair value on a recurring basis | Domestic | Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,880	5,324
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,514	1,815
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	160	243
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	435	193
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	934	1,389
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	630	452
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	44	48
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	8	11
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	972	910
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	69	100
Assets measured at fair value on a recurring basis | Domestic | Level 1, 2 and 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	114	163
Assets measured at fair value on a recurring basis | Domestic | NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	129
Assets measured at fair value on a recurring basis | Domestic | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	30	43
Assets measured at fair value on a recurring basis | Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,316	1,393
Assets measured at fair value on a recurring basis | Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	356	475
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	434
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	356	41
Assets measured at fair value on a recurring basis | Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	738	726
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	126	104
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	194	277
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	418	345
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,094	1,201
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	126	104
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	194	711
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	418	345
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	356	41
Assets measured at fair value on a recurring basis | Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 222	$ 192